Employee Benefit Plans (Summary of Weighted-Average Assumptions Used to Determine Benefit Obligation) (Details) - Amended and Restated SERP Plan [Member]	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.60%	0.00%
Rate of compensation increase	2.00%	0.00%